Leases - movements in liabilities for these lease contracts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Balance at the beginning	$ 719,711	$ 803,050	$ 922,410
Additions	122,590	147,631	189,762
Modifications and disposals	(1,429)	70,256
Anticipated termination	204,059
Payment	(358,987)	(386,710)	(325,207)
Interest paid	31,848	53,639	37,797
Currency translation effect	(66,312)	31,845	(21,712)
Balance at the end	651,480	719,711	803,050
Balance at the beginning	(278,981)	(149,538)
Additions		(123,276)
Currency translation effect	(828)	(6,167)
Balance at the end	(279,809)	(278,981)	(149,538)
Balance at the beginning	440,730	653,512
Additions	122,590	24,355
Modifications and Disposals	(1,429)	70,256
Anticipated termination	204,059
Payment	(358,987)	(386,710)
Interest paid	31,848	53,639
Currency translation effect	(67,140)	25,678
Balance at the end	371,671	440,730	653,512
Buildings
Lease liabilities
Balance at the beginning	310,014	280,277	320,528
Additions	42,249	101,272	59,297
Modifications and disposals	(3,953)	31,213
Anticipated termination	77,022
Payment	(129,306)	(121,909)	(113,097)
Interest paid	15,414	17,903	17,423
Currency translation effect	(11,806)	1,258	(3,874)
Balance at the end	299,634	310,014	280,277
Machinery and equipment
Lease liabilities
Balance at the beginning	238,650	308,710	370,410
Additions	52,143	39,020	63,662
Modifications and disposals	4,359	(19,990)
Anticipated termination	105,831
Payment	(128,212)	(143,240)	(124,435)
Interest paid	11,779	26,143	11,933
Currency translation effect	(33,421)	28,007	(12,860)
Balance at the end	251,129	238,650	308,710
Transportation equipment
Lease liabilities
Balance at the beginning	162,392	204,258	219,132
Additions	24,595	4,767	64,129
Modifications and disposals	(1,835)	57,473
Anticipated termination	20,287
Payment	(96,167)	(115,851)	(82,381)
Interest paid	4,415	9,228	8,070
Currency translation effect	(19,966)	2,517	(4,692)
Balance at the end	93,721	162,392	204,258
Computer
Lease liabilities
Balance at the beginning	8,655	9,805	12,340
Additions	3,603	2,572	2,674
Modifications and disposals		1,560
Anticipated termination	919
Payment	(5,302)	(5,710)	(5,294)
Interest paid	240	365	371
Currency translation effect	(1,119)	63	(286)
Balance at the end	$ 6,996	$ 8,655	$ 9,805